Changes in the Standardised Measure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Extractive Industries [Abstract]
Standardised measure at the beginning of the year	$ 5,058	$ 9,152	$ 10,240
Revisions:
Prices, net of production costs	(175)	(5,633)	3,821
Changes in future development costs	(238)	330	(228)
Revisions of reserves quantity estimates	(107)	(229)	1,268
Accretion of discount	678	1,313	1,178
Changes in production timing and other	360	(310)	(618)
Revisions	5,576	4,623	15,661
Sales of oil and gas, net of production costs	(2,901)	(2,980)	(5,029)
Acquisitions of reserves-in-place	462
Sales of reserves-in-place	44		(1,489)
Previously estimated development costs incurred	1,075	1,005	545
Extensions, discoveries, and improved recoveries, net of future costs	17	145	(33)
Changes in future income taxes	578	2,265	(503)
Standardised measure at the end of the year	$ 4,851	$ 5,058	$ 9,152